Other income (Details Narrative) - INR (₨)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Gain on termination and rent concession of leases	₨ 35,847,000	₨ 33,238,000	₨ 27,241,000
Covid 19 [Member]
IfrsStatementLineItems [Line Items]
Gain on termination and rent concession of leases	₨ 8,485	₨ 22,036